COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other Commitment	36,388	21,092
Equipment [Member]
Other Commitment	25,615	9
Plant and building construction [Member]
Other Commitment	8,773	15,353
Technology use right [Member]
Other Commitment	0	730
Project of gene modification [Member]
Other Commitment	2,000	5,000